Personnel Expenses - Disclosure of Details of Personnel Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [Line Items]
Personnel expenses	₩ 3,476,588	₩ 3,459,223	₩ 3,169,149
Personnel expenses [member]
Statement of comprehensive income [Line Items]
Salaries and wages	2,720,014	2,704,217	2,418,869
Other employee benefits	500,169	483,704	459,730
Contributions to National Pension plan	75,668	73,061	69,588
Expenses related to defined benefit plan and defined contribution plan	₩ 180,737	₩ 198,241	₩ 220,962